Consolidated net debt - Analysis of changes in consolidated net debt (Parenthetical) (Detail) - USD ($) $ in Millions	Jun. 30, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure Of Financial Liabilities [Line Items]
Overdrafts	$ 0
Other current non-financial liabilities	710		$ 904
Highly liquid financial assets held in managed investment funds classified as held for trading	2,000		958
Borrowings (including finance leases) Excluding Overdraft [Member]
Disclosure Of Financial Liabilities [Line Items]
Borrowings And Other Financial Liabilities	13,726		16,052
Overdrafts			3
Total other current financial liabilities	282		352
Other current non-financial liabilities	$ 531		$ 524
Overdraft
Disclosure Of Financial Liabilities [Line Items]
Overdrafts		$ 3